Inventories (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Wrote off	$ 5,212,799	$ 2,371,770	$ 3,692,846
Non-current inventory	$ 0	$ 0